Provisions	6 Months Ended
Jun. 30, 2023
Provisions [Abstract]
Disclosure of provisions [text block]	Provisions As of June 30, 2023, the Group recognized € 2.8 billion (December 31, 2022: € 2.4 billion) in provisions on its balance sheet. The provisions relate to operational risk, civil litigation, regulatory enforcement, restructuring, allowances for credit related off-balance sheet positions and other matters, including bank levies. The provisions as of June 30, 2023 are described below for civil litigation and regulatory matters and included in the Restructuring and Allowance for credit losses disclosures in this Interim Report. Details on the bank’s provisions as of December 31, 2022, are disclosed in Deutsche Bank’s Annual Report 2022 in Note 10 “Restructuring”, Note 19 “Allowance for credit losses”, and Note 27 “Provisions”. Civil litigation and regulatory enforcement matters As of June 30, 2023, the Group recognized provisions relating to civil litigation of € 0.9 billion (December 31, 2022: € 0.6 billion) and provisions relating to regulatory enforcement matters of € 0.6 billion (December 31, 2022: € 0.6 billion). For some matters, for which the Group believes an outflow of funds is probable, but the Group could not reliably estimate the amount of the potential outflow, no provisions were recognized. General and administrative expenses included expenses for civil litigation and regulatory enforcement matters of € 395 million for the three months ended June 30, 2023 (€ 116 million for the three months ended June 30, 2022) and € 461 million for the six months ended June 30, 2023 (€ 142 million for the six months ended June 30, 2022). The increase in provisions during the first half of 2023 mainly related to a number of longstanding litigation matters settled in the second quarter. These matters include a settlement in a class action lawsuit brought by victims of Jeffrey Epstein for U.S. $ 75 million and a settlement in relation to a lawsuit filed in state court in California arising from bank’s role as an arranger of a second lien loan to SunEdison, Inc. for a confidential amount. In addition, as described in Note 27 “Provisions” in the Annual Report 2022, starting in 2016 certain clients of Deutsche Bank Polska S.A. alleged that their mortgage loan agreements in foreign currency include unfair clauses and are invalid. These clients have demanded reimbursement of the alleged overpayments under such agreements totaling over € 487 million with almost 3,900 civil claims having been commenced in Polish courts. In the second quarter of 2023, there was a deterioration in the risk profile with respect to the Polish FX mortgage portfolio, especially following an adverse decision from the European Court of Justice on June 15, 2023, which has affected the broader Polish banking sector. As a result, the provision for that matter increased by € 101 million and € 114 million in the three months ended and six months ended June 30, of 2023, respectively, to a total provision of € 391 million. On July 6, 2021, the bank and several Group entities were named as defendants in a civil litigation filed in the U.S. District Court for the Southern District of Florida, alleging that the defendants facilitated or negligently failed to uncover a scheme orchestrated by certain bank customers relating to a real estate development project in Florida. The action was brought by the liquidators appointed for these customer entities. The matter proceeded to trial in April 2023 and resulted in an adverse jury trial verdict of U.S. $ 95 million. The bank has since filed a motion for judgment as a matter of law and a motion for a new trial. These motions are pending. The Group has not disclosed whether it has established a provision or contingent liability with respect to this case as such disclosure can be expected to seriously prejudice the outcome of the matter. On July 19, 2023, Deutsche Bank, Deutsche Bank AG New York Branch, DB USA Corporation, Deutsche Bank Trust Company Americas and DWS USA Corporation entered into a Consent Order and Written Agreement with the Federal Reserve resolving previously disclosed regulatory discussions concerning adherence to prior orders and settlements related to sanctions and embargoes and AML compliance, and remedial agreements and obligations related to risk management issues. The Consent Order alleges insufficient and tardy implementation of the post-settlement sanctions and embargoes and AML control enhancement undertakings required by prior Consent Orders the Bank entered into with the Federal Reserve dated November 4, 2015, and May 26, 2017, respectively. The Written Agreement alleges various deficiencies in governance, risk management, and internal controls across the Bank’s U.S. Operations, and finds that the Bank must continue to implement additional improvements. The Consent Order requires the Bank to pay a civil monetary penalty of U.S. $ 186 million, including U.S. $ 140 million for the violations alleged with respect to the post-settlement sanctions and embargoes and AML control enhancement undertakings, as well as a separate penalty of U.S. $ 46 million for unsafe or unsound practices stemming from the Bank’s handling of its legacy correspondent banking relationship with Danske Bank Estonia, which was terminated in October 2015. The Written Agreement does not include a civil monetary penalty. Both the Consent Order and Written Agreement include certain post-settlement remediation and reporting undertakings. For the matters for which a reliable estimate can be made, but the probability of a future loss or outflow of resources is more than remote but less than probable, the Group currently estimates that as of June 30, 2023, these contingent liabilities are approximately € 2.0 billion for civil litigation matters (December 31, 2022: € 1.8 billion) and € 0.2 billion for regulatory enforcement matters (December 31, 2022: € 0.1 billion). These figures include matters where the Group’s potential liability is joint and several and where the Group expects any such liability to be paid by a third party. For other significant civil litigation and regulatory enforcement matters where the Group believes the possibility of an outflow of funds is more than remote but less than probable, but the amount is not reliably estimable, such matters are not included in the contingent liability estimates. In addition, where the Group believes the possibility of an outflow of funds is remote on other significant civil litigation and regulatory enforcement matters, the Group has neither recognized a provision nor included the matters in the contingent liability estimates. For additional details on civil litigation and regulatory enforcement matters or groups of similar matters (some of which consist of a number of proceedings or claims) for which the Group has taken material provisions, or for which there are material contingent liabilities that are more than remote, or for which there is the possibility of material business or reputational risk, see Note 27 “Provisions” in Deutsche Bank’s Annual Report 2022 in the section captioned “Current Individual Proceedings”. The disclosed matters include matters for which the possibility of a loss is more than remote, but for which the Group cannot reliably estimate the possible loss.